Revenue - Additional information (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Expected period of satisfaction of amount expected to be recognized	1 year
Transaction price allocated to the remaining performance obligations	¥ 193,988,000	¥ 91,431,000
Minimum.
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining licensing period	1 year	1 year
Membership fee income recognition period	1 month
Maximum.
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining licensing period	46 years	47 years
Membership fee income recognition period	1 year
Loyalty points revenue recognition period	1 year
- License fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Amount expected to be recognized as revenue	¥ 51,658,000	¥ 59,947,000